SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating Leases Cash Flow (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 1,272
Right-of-use assets obtained in exchange for lease obligations	$ 0